Stockholder's Equity - Plan 2024 movements (Table) (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of Restricted Shares Granted [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2024		625,000
Vested January 1 to June 30, 2025		0
June 30, 2025		625,000
December 31, 2025	625,000
Vested January 1 to June 30, 2026	0
June 30, 2026	625,000
Number of Restricted Shared Forfeited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2024		(3,000)
Vested January 1 to June 30, 2025		0
June 30, 2025		(3,000)
December 31, 2025	(3,000)
Vested January 1 to June 30, 2026	0
June 30, 2026	(3,000)
Number of Restricted Shares Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2024		0
Vested January 1 to June 30, 2025		(155,500)
June 30, 2025		(155,500)
December 31, 2025	(311,000)
Vested January 1 to June 30, 2026	(155,500)
June 30, 2026	(466,500)
Balance of Non-Vested Restricted Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2024		622,000
Vested January 1 to June 30, 2025		(155,500)
June 30, 2025		466,500
December 31, 2025	311,000
Vested January 1 to June 30, 2026	(155,500)
June 30, 2026	155,500
Grant Date Fair Value [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2024		26.07
Vested January 1 to June 30, 2025		26.07
June 30, 2025		26.07
December 31, 2025	26.07
Vested January 1 to June 30, 2026	26.07
June 30, 2026	26.07